Subsequent Events - Additional Informations (Detail) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) $ / shares	Feb. 28, 2019 ft²	Dec. 31, 2018 USD ($) $ / shares	Mar. 31, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 01, 2019 USD ($)
Subsequent Event [Line Items]
Lessee, Operating Lease, Option to Extend		The sublease has an initial term of eighteen months, expiring August 2020, with an option to extend by an additional six months.
Sublease its facility lease | ft²		6,378
Sublease, expiration period		2020-08
Sublease, initial term		18 months
Sublease, option to extend period		6 months
Proceeds from the sale of convertible preferred stock, net of issuance costs						$ 14,379	$ 29,914	$ 52,468	$ 29,856
Subsequent Event | Collaboration and License Agreement | Hanmi Pharmaceutical Company Limited
Subsequent Event [Line Items]
Upfront and expected near-term milestone payment										$ 10,000
Subsequent Event | Collaboration and License Agreement | Hanmi Pharmaceutical Company Limited | Maximum
Subsequent Event [Line Items]
Additional contingent payments upon Achievement of specified milestones										108,000
Sales milestone payment upon achievement										60,000
Development milestone payment upon achievement										$ 48,000
Series C-2 Convertible Preferred Stock
Subsequent Event [Line Items]
Shares issued, price per share | $ / shares	$ 2.2925		$ 2.2925	$ 2.2925	$ 2.2925			$ 2.2925
Proceeds from the sale of convertible preferred stock, net of issuance costs	$ 7,000		$ 22,600		$ 14,400			$ 22,600
Series C-2 Convertible Preferred Stock | Subsequent Event
Subsequent Event [Line Items]
Shares issued, price per share | $ / shares	$ 2.2925			$ 2.2925
Proceeds from the sale of convertible preferred stock, net of issuance costs				$ 7,000